Financing Costs And Income	12 Months Ended
Jan. 31, 2025
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Financing Costs And Income
24.	FINANCING COSTS AND INCOME
Details of financing costs and financing income were as follows:

	Years ended
	January 31, 2025	January 31, 2024
		Reclassified (Note 2)
Interest on long-term debt	$166.7	$159.7
Transaction costs on long-term debt	—	22.7
Interest on lease liabilities	8.1	7.4
Net interest on employee future benefit liabilities	6.1	6.5
Interest and commitment fees on revolving credit facilities	9.2	7.2
Other	8.1	4.5
Financing costs	198.2	208.0

Financing income	(8.0)	(16.6)
Net financing costs	$190.2	$191.4